CONVERTIBLE NOTES PAYABLE	6 Months Ended
Jun. 30, 2021
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

NOTE 10: CONVERTIBLE NOTES PAYABLE

As of June 30, 2021 and December 31, 2020, the Company had the following convertible notes outstanding:

		June 30, 2021	December 31, 2020
GS Capital	(a)	$105,000	$-
Platinum Point Capital	(b)	400,000	-
Total Convertible Notes Payable		$505,000	$-
Less: Discounts		(176,902)	-
		$328,098	$-

(a)	On January 19, 2021, the Company entered into a 12% Convertible Promissory Note with GS Capital Partners, LLC (the “GS Note”) in the amount of $125,000. The GS Note has a maturity of one-year and is to be repaid commencing on the fifth month anniversary and every month thereafter in the amount of $20,000. The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days. There are certain price protections for GS Capital Partners, LLC under the terms of the GS Note, which make the conversion option a derivative liability. The Company recorded an original issue discount in the amount of $10,000 and $5,000 was paid out of the proceeds for legal fees. In accordance with the terms of the GS Note, the Company issued 26,000 shares of common stock as a commitment fee and issued 170,000 shares of common stock that are returnable upon achievement of the terms of the GS Note.

(b)	On February 12, 2021, the Company entered into a 10% Convertible Promissory Note with Platinum Point Capital, LLC (the “Platinum Note”). The Platinum Note has a maturity of one-year. The conversion price of the Platinum Note is the greater of (a) $0.01 or (b) 70% of the lowest closing stock price over the previous 15 trading days. There are certain price protections for Platinum Point Capital, LLC under the terms of the Platinum Note, which make the conversion option a derivative liability. The Company granted 200,000 warrants that have a term of three-years and an exercise price of $2.00 per share with the Platinum Note. The warrants granted with the Platinum Note also contain certain price protections, that make the value of the warrants a derivative liability. The Company and Platinum Point Capital, LLC entered into an amendment to exclude the Mimo warrants granted on February 17, 2021 from the price protections. In accordance with the terms of the Platinum Note, the Company issued 60,000 shares as a commitment fee.

Interest expense on these notes for the six months ended June 30, 2021 and 2020 are $21,781 and $0, respectively. Amortization of debt and original issue discounts was $146,966 and $0 for the six months ended June 30, 2021 and 2020, respectively.